Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Changes in the carrying value of goodwill, by segment
Beginning Balance	$ 173,206	$ 117,305
Acquisitions	199,233	56,790
Effect of foreign currency translation changes	2,224	(889)
Ending Balance	374,663	173,206
US & Canada Operations [Member]
Changes in the carrying value of goodwill, by segment
Beginning Balance	163,897	110,255
Acquisitions	60,409	53,642
Effect of foreign currency translation changes	0	0
Ending Balance	224,306	163,897
Latin America [Member]
Changes in the carrying value of goodwill, by segment
Beginning Balance	9,309	7,050
Acquisitions	99,486	3,148
Effect of foreign currency translation changes	1,606	(889)
Ending Balance	110,401	9,309
Other International [Member]
Changes in the carrying value of goodwill, by segment
Beginning Balance	0	0
Acquisitions	39,338	0
Effect of foreign currency translation changes	618	0
Ending Balance	$ 39,956	$ 0